Employee benefit obligations - Amounts recognized in consolidated income statement (Details) - Defined benefit plan - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit obligations
Cost of sales-current service cost	€ (38)	€ (37)	€ (40)
Cost of sales-past service credit	7	29
SGA-current service cost	(3)	(5)	(5)
SGA-past service credit	2	10
Current service cost and administration costs excluding finance expense	(32)	(3)	(45)
Finance expense (Note 5)	(22)	(24)	(23)
Current service cost and administration costs	€ (54)	€ (27)	€ (68)